Summary of Reconciliation of Combined Canadian Federal and Provincial Income Tax Rate to Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Combined Canadian federal and provincial statutory income tax rate	26.50%	26.50%	26.50%
Income tax (expense) recovery based on combined statutory income tax rate	$ 2,246	$ 1,252	$ 1,615
Change in unrecognized tax assets	(1,291)	(1,872)	(2,820)
Share issuance costs	367	363	65
Permanent difference attributable to the use of local currency for tax reporting			35
Change in enacted rates used			(27)
Impact of expiring tax credits	(1,724)	(481)
Provision to filed return adjustments	151
Permanent difference attributable to net change in fair value of warrant liability		304	1,197
Share-based compensation costs	(82)	(16)	(210)
Difference in statutory income tax rate of foreign subsidiaries	226	99	321
Uncertain tax position		(123)
Other	216	79	12
Total income tax recovery (expense)	$ 109	$ (395)	$ 188